Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2024
Parent company only condensed financial information
Schedule of condensed financial information of parent company
(a)	Condensed Statements of Comprehensive Income

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Selling and marketing expenses	(387)	(90)	(92)
General and administrative expenses	(104,653)	(32,965)	(23,419)
Net impairment losses on amount due from subsidiaries	(465,457)	(281,288)	(555,517)
Other income, gains or loss‑net	2,555	(457)	—
Operating loss	(567,942)	(314,800)	(579,028)
Finance (costs)/income – net	(573)	196	412
Gain on disposal of subsidiaries	—	—	260,137
Share of losses of subsidiaries and VIEs	(303,759)	(48,111)	(141,198)
Loss before income tax	(872,274)	(362,715)	(459,677)
Income tax expenses	—	—	—
Loss for the year	(872,274)	(362,715)	(459,677)
Other comprehensive income/(loss), net of tax
Items that may be subsequently reclassified to profit or loss
– Foreign currency translation differences	69,454	3,880	27,655
– Changes in the fair value of debt instruments measured at fair value through other comprehensive income	5,324	500	(5,887)
Items that will not be subsequently reclassified to profit or loss
– Foreign currency translation differences	356,691	22,336	31,636
– Changes in the fair value of equity instruments measured at fair value through other comprehensive income	—	—	(3,204)
Other comprehensive income	431,469	26,716	50,200
Total comprehensive loss	(440,805)	(335,999)	(409,477)
(b)	Condensed Balance Sheets

		As at December 31,
		2023	2024
	Note	RMB’000	RMB’000
ASSETS
Non-current assets
Interest in subsidiaries	41(d)	2,181,554	1,492,100
Total non-current assets		2,181,554	1,492,100

Current assets
Amount due from subsidiaries	41(d)	803,173	1,075,885
Prepayments and other receivables		435	1,059
Cash and cash equivalents		3,267	6,706
Total current assets		806,875	1,083,650
Total assets		2,988,429	2,575,750

EQUITY AND LIABILITIES
Equity
Share capital	26	78	78
Shares held for share incentive scheme	28	(149,544)	(149,544)
Reserves	27	10,989,851	11,041,209
Accumulated loss		(7,873,614)	(8,333,291)
Total equity		2,966,771	2,558,452

Liabilities
Current liabilities
Trade and other payables		21,658	17,298
Total current liabilities		21,658	17,298
Total liabilities		21,658	17,298
Total equity and liabilities		2,988,429	2,575,750
(c)	Condensed Statements of Cash Flows

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in operations	(139,011)	(44,284)	(31,326)
Net cash used in operating activities	(139,011)	(44,284)	(31,326)
Cash flows from investing activities
Payments for interest in subsidiaries, net of cash acquired	(3,005,546)	(1,117,823)	—
Proceeds from disposal of subsidiaries	—	—	839,087
Proceeds/(Payments) from loan to subsidiaries	3,218,655	1,157,947	(804,360)
Net cash generated from investing activities	213,109	40,124	34,727

Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	1,161	—	—
Payments for shares repurchase	(74,992)	—	—
Net cash used in financing activities	(73,831)	—	—
Net increase /(decrease) in cash and cash equivalents	267	(4,160)	3,401
Cash and cash equivalents at the beginning of the year	6,454	7,327	3,267
Effects of exchange rate changes on cash and cash equivalents	606	100	38
Cash and cash equivalents at the end of year	7,327	3,267	6,706

Schedule of Interest in subsidiaries and amount due from subsidiaries

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Interest in subsidiaries
Equity investment in subsidiaries	2,181,554	1,492,100

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Amount due from subsidiaries
Loan receivables	803,173	1,075,885